Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Gores Holdings X, Inc. / CI
Entity Central Index Key	0001986817
Entity Emerging Growth Company	true
Entity File Number	001-42628
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	6260 Lookout Rd
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Country	KY
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	531-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Fourth Of One Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one warrant
Trading Symbol	GTENU
Security Exchange Name	NASDAQ
Class 160 A Ordinary Shares Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GTEN
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	GTENW
Security Exchange Name	NASDAQ